Average Annual Total Returns{- Fidelity International Small Cap Fund} - 10.31 Fidelity International Small Cap Fund Retail PRO-08 - Fidelity International Small Cap Fund	Fidelity International Small Cap Fund Return Before Taxes Past 1 year	Fidelity International Small Cap Fund Return Before Taxes Past 5 years	Fidelity International Small Cap Fund Return Before Taxes Past 10 years	Fidelity International Small Cap Fund After Taxes on Distributions Past 1 year	Fidelity International Small Cap Fund After Taxes on Distributions Past 5 years	Fidelity International Small Cap Fund After Taxes on Distributions Past 10 years	Fidelity International Small Cap Fund After Taxes on Distributions and Sales Past 1 year	Fidelity International Small Cap Fund After Taxes on Distributions and Sales Past 5 years	Fidelity International Small Cap Fund After Taxes on Distributions and Sales Past 10 years	F2152 Past 1 year	F2152 Past 5 years	F2152 Past 10 years	F2151 Past 1 year	F2151 Past 5 years	F2151 Past 10 years
Total	9.97%	10.02%	8.21%	9.90%	9.38%	7.24%	6.20%	7.97%	6.48%	14.38%	9.50%	6.15%	14.38%	9.50%	7.33%